Stock-Based Compensation - Stock Options (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) anniversary increment $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares
Stock options
Options granted (in shares) | shares	4,574,756	5,044,353	0
Options exercised (in shares) | shares	408,045	0	0
Options forfeited/cancelled/expired (in shares) | shares	584,674	319,560	0
Proceeds from stock option exercises | $	$ 51
Treasury stock, Shares (in shares) | shares	1,351,897,514	1,351,024,943
Share-Based Payment Arrangement, Option
Stock options
Equal increments | increment	4
Anniversaries of the grant date | anniversary	4
Contractual term	10 years
Weighted-average fair value (in dollars per share) | $ / shares	$ 22.75	$ 14.29
Weighted-average remaining contractual term for options outstanding	7 years 9 months 18 days
Options outstanding, total intrinsic value | $	$ 328
Weighted-average remaining contractual term for options vested and exercisable	4 years 7 months 6 days
Options vested and exercisable, aggregate intrinsic value | $	$ 73
Total intrinsic value of options exercised | $	$ 10